Debt investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt investments (Details) [Line Items]
Marketable bonds	$ 104.0
Unmarketable bonds	63.0
Interest income	0.8
Redeemed Bonds [Member]
Debt investments (Details) [Line Items]
Redeemed amount	$ 41.0